Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Nominal amount	$ 0	$ 1,274
Fair Value, Asset	0	0
Fair Value, Liability	0	24
Forward foreign exchange [Member]
Disclosure of financial instruments [Line Items]
Nominal amount	0	1,274
Fair Value, Asset	0	0
Fair Value, Liability	$ 0	$ 24